WARRANT LIABILITY (Details Narrative) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 29, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2021 $ / shares	Jun. 30, 2021 ₪ / shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2021 $ / shares	Mar. 31, 2021 ₪ / shares	Dec. 31, 2020 USD ($)	Aug. 31, 2020 ₪ / shares shares	Dec. 31, 2019 USD ($)
IfrsStatementLineItems [Line Items]
Warrants outstanding | shares										182,142,000
Exercise price | ₪ / shares										₪ 2.52
Warrant liability		$ 51
Jan 2020 Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrant liability		1,788
Warrant liability loss		$ 51							$ 285
Expected volatility		0.82
Risk-free interest rate		0.00064
Expected life		29 days
Share price | $ / shares		$ 13.72
Warrant shares | shares		16,312
November 2020 and December 2020 Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrant liability						$ 26,816
Warrant liability loss						$ 35,175			8,391
Expected volatility		0.79
Risk-free interest rate		0.01002
Expected life		4 years 7 months 17 days
Share price | $ / shares		$ 9.30
April and May 2021 Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrant liability	$ 124	$ 2,307
Warrant liability loss			$ 7,093						$ 247
Expected volatility	1.34	1.11
Risk-free interest rate	0.0041	0.0041
Expected life	1 year 7 months 13 days	1 year 9 months 14 days
Share price | $ / shares	$ 6.69	$ 11.91
Warrant liability gain	$ 247
Warrant Holders [Member] | Jan 2020 Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants outstanding | shares			220,589
Exercise price | $ / shares				$ 1.95
Warrants exchange rate | (per share)				1.00	₪ 2.65
Warrant liability			$ 1,788
Warrant Holders [Member] | November 2020 and December 2020 Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants outstanding | shares						5,816,785
Exercise price | $ / shares							$ 2.70
Warrants exchange rate | (per share)							$ 1.00	₪ 2.65
Warrant equity						$ 35,065
Warrant Holders [Member] | April and May 2021 Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants outstanding | shares			583,703
Exercise price | $ / shares				11.04
Warrants exchange rate | (per share)				$ 1.00	₪ 2.63
Warrant liability			$ 6,846